Income Tax Expense (Details 3) $ in Thousands	Dec. 31, 2017 CAD ($)
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 40,604
2029
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,195
2030
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,397
2031
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	421
2032
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	88
2033
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,222
2034
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	9,520
2035
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,751
2036
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,687
2037
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	8,323
Canada [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	40,604
Canada [Member] | 2029
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,195
Canada [Member] | 2030
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,397
Canada [Member] | 2031
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	421
Canada [Member] | 2032
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	88
Canada [Member] | 2033
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,222
Canada [Member] | 2034
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	9,520
Canada [Member] | 2035
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,751
Canada [Member] | 2036
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,687
Canada [Member] | 2037
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 8,323